Recently Issued Accounting Pronouncements - Additional Information (Detail) (JPY ¥) In Millions	1 Months Ended	12 Months Ended
	May 07, 2009 Shinko Securities Company Limited	Mar. 31, 2010 Shinko Securities Company Limited	Mar. 31, 2010 Shinko Securities Company Limited Business Combination	Mar. 31, 2009 FAS 157	Mar. 31, 2009 FAS 159	Mar. 31, 2010 ASC 320	Mar. 31, 2011 Accumulated Deficit FAS 167	Mar. 31, 2011 Accumulated Other Comprehensive Income FAS 167	Mar. 31, 2011 FAS 167 Additional Paid-in Capital	Mar. 31, 2011 Accumulated Deficit	Mar. 31, 2010 Accumulated Deficit	Mar. 31, 2009 Accumulated Deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adoption of FASB accounting change, effect on accumulated deficit				¥ (1,464)	¥ (26,373)	¥ (99,910)	¥ (1,382)	¥ (6,273)	¥ 334	¥ 1,382	¥ 99,910	¥ 27,837
Total pre-tax gain on the business combination			106,674
Pre-tax gain on the bargain purchase	106,310	106,310
Pre-tax gain due to remeasuring to fair value of the voting equity interests in Shinko held before the business combination		¥ 364